Recapitalization (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Recapitalization [Line Items]
Gross proceeds		$ 306,895
Transaction costs		$ 293,631
Outstanding shares (in Shares)		307,742
Aggregate payment		$ 3,660,000
Public Warrants [Member]
Recapitalization [Line Items]
Public warrants issued (in Shares)	11,500,000	11,500,000
Blue Gold Limited [Member]
Recapitalization [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0001
Aggregate of shareholders		11,450,000
Common Stock [Member]
Recapitalization [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0001